Putnam Asset Allocation Funds Supplement		9 Months Ended
	Jan. 30, 2016	Sep. 15, 2016
Putnam Asset Allocation Funds Supplement
Document Type	485BPOS
Document Period End Date	Dec. 30, 2015
Registrant Name	PUTNAM ASSET ALLOCATION FUNDS
Central Index Key	0000914209
Amendment Flag	false
Trading Symbol	PAEAX
Document Creation Date	Jan. 30, 2016
Document Effective Date	Aug. 30, 2016
Prospectus Date	Jan. 30, 2016
Supplement Text

Prospectus Supplement	August 30, 2016

Putnam Dynamic Asset Allocation Growth Fund
Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund

Prospectus dated January 30, 2016

The funds will offer class P shares to other Putnam funds and other accounts managed by Putnam Investment Management, LLC or its affiliates beginning on August 30, 2016. The prospectus is supplemented as follows to add information about class P shares.

The front cover page is supplemented to add class P shares to the list of shares to which the prospectus relates, and to indicate that fund symbols for class P shares are pending.

The following information is added to similar disclosure for each fund under Fund summary — Fees and expenses:

Putnam Dynamic Asset Allocation Growth Fund

Shareholder fees (fees paid directly from your investment)

Maximum deferred
	Maximum sales	sales charge (load)
	charge (load)	(as a percentage of
	imposed on	original purchase
	purchases (as a	price or redemption
	percentage of	proceeds, whichever
Share class	offering price)	is lower)
Class P	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Total
annual
		Distribution		Acquired fund	fund
	Management	and service	Other	fees and	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses
Class P	0.59%	N/A	0.07%<	0.01%	0.67%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class P	$68	$214	$373	$835

Putnam Dynamic Asset Allocation Balanced Fund

Shareholder fees (fees paid directly from your investment)

Maximum deferred
	Maximum sales	sales charge (load)
	charge (load)	(as a percentage of
	imposed on	original purchase
	purchases (as a	price or redemption
	percentage of	proceeds, whichever
Share class	offering price)	is lower)
Class P	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Total
annual
		Distribution			fund
	Management	and service	Other	Acquired fund	operating
Share class	fees	(12b-1) fees	expenses	fees and expenses	expenses
Class P	0.52%	N/A	0.07%<	0.01%	0.60%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class P	$61	$192	$335	$750

Putnam Dynamic Asset Allocation Conservative Fund

Shareholder fees (fees paid directly from your investment)

Maximum deferred
	Maximum sales	sales charge (load)
	charge (load)	(as a percentage of
	imposed on	original purchase
	purchases (as a	price or redemption
	percentage of	proceeds, whichever
Share class	offering price)	is lower)
Class P	NONE	NONE

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

Total
annual
		Distribution		Acquired fund	fund
	Management	and service	Other	fees and	operating
Share class	fees	(12b-1) fees	expenses	expenses	expenses
Class P	0.52%	N/A	0.10%<	0.01%	0.63%

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class P	$64	$202	$351	$786

The following information is added to Fund summary — Important Additional Information About All Funds under the heading Purchase and sale of fund shares:

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Investment Management, LLC or its affiliates.

The following information is added to How do I buy fund shares?:

— Opening an account:

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Shares of the fund are sold at the NAV per share determined after confirmation of a purchase order by Putnam Investor Services.

The following information restates similar disclosure in How do I buy fund shares? — Which class of shares is best for me?:

This prospectus offers you four classes of fund shares: A, B, C and M. Employer-sponsored retirement plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summaries – Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs.

The following information is added to How do I buy fund shares? — Here is a summary of the differences among the classes of shares:

Class P shares

Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

No initial sales charge; your entire investment goes to work immediately

No deferred sales charge

Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and lower investor servicing fees.

The last sentence in the section Distribution plans and payments to dealers — Distribution and service (12b-1) plans is amended to read:

Class P, class R5, class R6 and class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

The Financial highlights section for each fund is revised as set forth below:

The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements provided in the fund’s semiannual report dated 3/30/16, which for this period have not been audited.

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